Leases - Additional Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases Disclosure [Line Items]
Contingent rent																	$ 2,500,000	$ 1,300,000	$ 1,100,000
Nursing centres, expiry date																	Apr. 30, 2015	Apr. 30, 2013
Lease Renewal Term																		5 years
Rent																	311,526,000	303,564,000	276,540,000
Revenues	1,209,676,000	[1]	1,175,445,000	[1]	1,191,030,000	[1]	1,259,434,000	[1]	1,220,012,000	[1]	1,198,023,000	[1]	1,200,632,000	[1]	1,237,475,000	[1]	4,835,585,000	4,856,142,000	4,160,108,000
Event of default indebtedness maturity amount																	50,000,000
Discontinued Operations | Rent Expense
Leases Disclosure [Line Items]
Payment for early termination of lease																	20,000,000
Two Thousand Twelve Lease Renewals And Expirations
Leases Disclosure [Line Items]
Rent																		57,000,000
Renewal Facilities
Leases Disclosure [Line Items]
Lease Renewal Term																	5 years
Facilities Not Renewed
Leases Disclosure [Line Items]
Revenues																		475,000,000
Number of facilities not renewed																		54
Amended Master Lease
Leases Disclosure [Line Items]
Lease Renewal Term																	10 years 7 months
TC hospital
Leases Disclosure [Line Items]
Number of facilities renewed under master lease agreements	3								6								3	6
Facility renewals																	22	16
Number of facilities moved to an amended and restated																	19
TC hospital | Renewal Facilities
Leases Disclosure [Line Items]
Number of licensed hospital beds									1,682									1,682
2013 Expiring Facilities
Leases Disclosure [Line Items]
Nursing centres, expiry date																	Sep. 30, 2014
Rent																	60,000,000
Number of licensed nursing center beds																	7,070
Revenues																	514,000,000
Nursing centers to be leased																	45
2013 Expiring Facilities | Discontinued Operations | Rent Expense
Leases Disclosure [Line Items]
Payment for early termination of lease																	20,000,000
Nursing Centers
Leases Disclosure [Line Items]
Number of facilities renewed under master lease agreements	15								19								15	19
Facility renewals																	86	73
Number of facilities moved to an amended and restated																	11
Nursing Centers | Renewal Facilities
Leases Disclosure [Line Items]
Number of licensed nursing center beds																		2,178
Nursing Centers | Facilities Not Renewed
Leases Disclosure [Line Items]
Number of licensed nursing center beds																		6,140
Ventas
Leases Disclosure [Line Items]
Nursing centres, expiry date																	Sep. 30, 2014
Ventas | Minimum
Leases Disclosure [Line Items]
Each bundle containing number of leased properties																	7
Ventas | Maximum
Leases Disclosure [Line Items]
Each bundle containing number of leased properties																	19
Ventas | TC hospital
Leases Disclosure [Line Items]
Number of facilities leased under master lease agreements																	38
Lease Renewal Term																		10 years
Facility renewals																	22	10
Ventas | 2013 Expiring Facilities
Leases Disclosure [Line Items]
Hospitals center to be leased																	38
Ventas | Nursing And Rehabilitation Centers
Leases Disclosure [Line Items]
Number of facilities leased under master lease agreements																	105
Ventas | Nursing Centers
Leases Disclosure [Line Items]
Facility renewals																	26
Ventas | Leases
Leases Disclosure [Line Items]
Number of master lease agreements																	5
Leases for 15 nursing centers and three TC hospitals
Leases Disclosure [Line Items]
Rent																	4,000,000
Leases for 11 nursing centers and 19 TC hospitals
Leases Disclosure [Line Items]
Rent																	11,000,000
Two Thousand Thirteen Lease Renewals And Expirations
Leases Disclosure [Line Items]
Rent																	79,000,000
Two Thousand Thirteen Lease Renewals And Expirations | Renewal Facilities
Leases Disclosure [Line Items]
Number of licensed nursing center beds																	3,134
Number of licensed hospital beds	1,753																1,753
Revenues																	$ 811,000,000

[1]	(a) See accompanying discussion of certain quarterly items.